Estimated fair value of financial instruments - Comparison of Fair Value and Carrying Value of Financial Instruments (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash		₨ 1,982,929.8	$ 23,211.2	₨ 2,086,031.4	$ 24,418.0		₨ 1,387,395.2	₨ 1,122,031.1
Securities purchased under agreements to resell		349,210.7	4,087.7	34,178.3
Loans [net of allowance of Rs. 457,346.5 and Rs. 535,829.3 (US$ 6,272.1), as of March 31, 2024 and March 31, 2025, respectively]		28,102,981.8	328,959.2	26,335,700.9
Accrued interest receivable		322,788.9	3,778.4	249,644.5
Other assets		1,978,448.8	23,158.7	1,942,177.5
Financial Liabilities :
Interest-bearing deposits		23,994,357.2	280,865.7	20,688,406.2
Non-interest-bearing deposits		3,116,596.7	36,481.3	3,079,829.4
Securities sold under repurchase agreements		129,190.0	1,512.2	56,541.0
Short-term borrowings		1,306,013.1	15,287.5	1,313,737.1
Accrued interest payable		258,311.8	3,023.7	238,638.8
Long-term debt		5,866,163.2	68,666.3	6,648,772.0
Accrued expenses and other liabilities		850,899.0	9,960.2	690,851.5
Separate account liabilities		1,016,281.4	11,896.1	955,416.3	$ 11,183.7	₨ 857,528.7
Liabilities on policies in force	[1]	47,316.6	553.9	55,544.1
Financial Assets:
Cash and due from banks, and restricted cash		1,982,929.8	23,211.2	2,086,031.4
Investments held for trading		625,388.5	7,320.5	461,245.3
Investments available for sale debt securities		9,910,174.3	116,003.4	8,295,487.1
Securities purchased under agreements to resell		349,210.7	4,087.7	34,178.3
Loans		28,129,341.2	329,267.7	26,413,971.9
Accrued interest receivable		322,788.9	3,778.4	249,644.5
Separate account assets		1,016,281.4	11,896.1	955,416.3
Other assets		1,972,882.8	23,093.6	1,939,683.8
Financial Liabilities :
Securities sold under repurchase agreements		129,190.0	1,512.2	56,541.0
Short-term borrowings		1,305,341.6	15,279.7	1,314,424.4
Accrued interest payable		258,311.8	3,023.7	238,638.8
Long-term debt		5,936,593.3	69,490.7	6,639,457.7
Accrued expenses and other liabilities		850,899.1	9,960.2	690,851.5
Separate account liabilities		1,016,281.4	11,896.1	955,416.3
Liabilities on policies in force	[1]	47,316.6	553.9	55,544.1
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		24,119,101.2	282,325.9	20,775,875.4
Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		3,116,596.7	$ 36,481.3	3,079,829.4
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Cash and due from banks, and restricted cash		1,982,929.8		2,086,031.4
Investments held for trading		340,388.3		290,951.1
Investments available for sale debt securities		1,435,936.3		548,944.7
Securities purchased under agreements to resell		0.0		0.0
Loans		0.0		0.0
Accrued interest receivable		0.0		0.0
Separate account assets		873,154.4		808,309.4
Other assets		20,404.1		24,545.8
Financial Liabilities :
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		0.0		0.0
Separate account liabilities		0.0		0.0
Liabilities on policies in force	[1]	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Cash and due from banks, and restricted cash		0.0		0.0
Investments held for trading		250,009.3		148,296.2
Investments available for sale debt securities		8,360,598.8		7,608,007.7
Securities purchased under agreements to resell		349,210.7		34,178.3
Loans		5,801,666.4		4,988,245.6
Accrued interest receivable		322,729.4		249,592.0
Separate account assets		143,127.0		147,106.9
Other assets		1,950,178.0		1,913,303.2
Financial Liabilities :
Securities sold under repurchase agreements		129,190.0		56,541.0
Short-term borrowings		1,305,341.6		1,314,424.4
Accrued interest payable		258,311.8		238,638.8
Long-term debt		5,936,593.3		6,639,457.7
Accrued expenses and other liabilities		849,510.6		688,513.7
Separate account liabilities		1,016,281.4		955,416.3
Liabilities on policies in force	[1]	47,316.6		55,544.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		24,119,101.2		20,775,875.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		3,116,596.7		3,079,829.4
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Cash and due from banks, and restricted cash		0.0		0.0
Investments held for trading		34,990.9		21,998.0
Investments available for sale debt securities		113,639.2		138,534.7
Securities purchased under agreements to resell		0.0		0.0
Loans		22,327,674.8		21,425,726.3
Accrued interest receivable		59.5		52.5
Separate account assets		0.0		0.0
Other assets		2,300.7		1,834.8
Financial Liabilities :
Securities sold under repurchase agreements		0.0		0.0
Short-term borrowings		0.0		0.0
Accrued interest payable		0.0		0.0
Long-term debt		0.0		0.0
Accrued expenses and other liabilities		1,388.5		2,337.8
Separate account liabilities		0.0		0.0
Liabilities on policies in force	[1]	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest and (Non-Interest)-bearing deposits		₨ 0.0		₨ 0.0

[1]	The liabilities on policies in force includes only the fair value of contracts that are classified as insurance contract